Income Before Income Taxes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
PRC	$ 3,421	¥ 23,524	¥ 22,088	¥ 18,194
Non-PRC	553	3,801	(805)	(3,685)
Income before income taxes	$ 3,974	¥ 27,325	¥ 21,283	¥ 14,509